October 4, 2023
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
  on behalf of RiverSource Variable Account 10
File Nos. 333-79311/811-07355
RiverSource Retirement Advisor  Variable Annuity
RiverSource Retirement Advisor Advantage Variable Annuity
RiverSource Retirement Advisor Select Variable Annuity
RiverSource Retirement Advisor Advantage Plus Variable Annuity
RiverSource Retirement Advisor Select Plus Variable Annuity
RiverSource Retirement Advisor 4 Advantage Variable Annuity
RiverSource Retirement Advisor 4 Select Variable Annuity
RiverSource Retirement Advisor 4 Access Variable Annuity
RiverSource RAVA 5 Advantage Variable Annuity
(offered for contract applications signed prior to April 30, 2012)
RiverSource RAVA 5 Select Variable Annuity
(offered for contract applications signed prior to April 30, 2012)
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed prior to April 30, 2012)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 85 filed on September 29, 2023.
If you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary